AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 30 , 2005

REGISTRATION NOS. 2-95973 AND 811-4236

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
POST-EFFECTIVE AMENDMENT NO. 77	[X]

AND
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 78	[X]

JPMORGAN TRUST II
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

522 Fifth Avenue
New York, NY 10036
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

(800) 480-4111
(REGISTRANT’S TELEPHONE NUMBER)

Stephen M. Benham, Esquire
522 Fifth Avenue
New York, NY 10036
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES TO:

ALAN G. PRIEST, ESQUIRE ROPES & GRAY LLP ONE METRO CENTER 700 12TH STREET, N.W., SUITE 900 WASHINGTON, D.C. 20005-3948	JESSICA K. DITULLIO, ESQUIRE JPMORGAN CHASE & CO 1111 POLARIS PARKWAY COLUMBUS, OHIO 43271-0152

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:    IMMEDIATELY UPON EFFECTIVENESS

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

[ ]	Immediately upon filing pursuant to paragraph (b)

[X]	on December 13, 2005 pursuant to paragraph (b).

[ ]	on 60 days after filing pursuant to paragraph (a)(1).

[ ]	on (date) pursuant to paragraph (a)(1).

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[X]	post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A: Information Required in a Prospectus

The Registrant’s prospectuses for the JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan Michigan Municipal Money Market Fund and JPMorgan Ohio Municipal Money Market Fund (the “Money Market Funds”) are hereby incorporated by reference to Part A of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (“PEA No. 74”), as filed with the Securities and Exchange Commission on September 30, 2005 (Accession Number: 0001145443-002331).

Part B: Information Required in a Statement of Additional Information

The Registrant’s Statement of Additional Information for the Money Market Funds is hereby incorporated by reference to Part B of PEA No. 74, as filed with the Securities and Exchange Commission on September 30, 2005 (Accession Number: 0001145443-002331).

Part C: Other Information

The Registrant’s Part C is hereby incorporated by reference to Part C of PEA No. 74, as filed with the Securities and Exchange Commission on September 30, 2005 (Accession Number: 0001145443-002331).

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness for this post-effective amendment to the Trust’s registration statement under Rule 485(b) under the Securities Act and, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus and State of Ohio on the 30 th day of November 2005.

JPMORGAN TRUST II

By: GEORGE C.W. GATCH* George C.W. Gatch President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities on November 30 , 2005.

WILLIAM J. ARMSTRONG* William J. Armstrong Trustee	WILLIAM G. MORTON, JR.* William G. Morton, Jr. Trustee

ROLAND R. EPPLEY, JR.* Roland R. Eppley, Jr. Trustee	ROBERT A. ODEN, JR.* Robert A. Oden, Jr. Trustee

JOHN F. FINN* John F. Finn Trustee	FERGUS REID, III* Fergus Reid, III Trustee and Chairman

DR. MATTHEW GOLDSTEIN* Dr. Matthew Goldstein Trustee	FREDERICK W. RUEBECK* Frederick W. Ruebeck Trustee

ROBERT J. HIGGINS* Robert J. Higgins* Trustee	JAMES J. SCHONBACHLER* James J. Schonbachler Trustee

PETER C. MARSHALL* Peter C. Marshall Trustee	LEONARD M. SPALDING, JR.* Leonard M. Spalding, Jr. Trustee

MARILYN MCCOY* Marilyn McCoy Trustee

By STEPHANIE J. DORSEY* Stephanie J. Dorsey Treasurer	By GEORGE C. W. GATCH* George C. W. Gatch President

*By /s/ ELIZABETH A. DAVIN Elizabeth A. Davin Attorney-in-Fact

JPMORGAN TRUST I

JPMORGAN TRUST II

POWERS OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned constitutes and appoints George C.W. Gatch, Robert L. Young, Patricia A. Maleski, Stephanie J. Dorsey, Jessica K. Ditullio, Avery P. Maher, Stephen M. Benham, Nancy E. Fields, Elizabeth A. Davin, Alaina V. Metz, Christopher D. Walsh, Stephen M. Ungerman, Suzanne E. Cioffi, Thomas J. Smith and Janet E. Squitieri, and each of them, as his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact's name, place and stead, to sign any and all registration statements or other filings made with the Securities and Exchange Commission or any state regulatory agency or authority applicable to the above named Trusts, and any amendments or supplements thereto, and withdrawals thereof, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person in his or her capacity as a Trustee or officer of the Trusts, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     This Powers of Attorney may be signed in one or more counterparts, each of which shall me deemed an original, but all of which together shall constitute one and the same document.

/s/ William J. Armstrong	/s/ William G. Morton, Jr.
William J. Armstrong	William G. Morton, Jr.

/s/ Roland R. Eppley, Jr.	/s/ Robert A. Oden, Jr.
Roland R. Eppley, Jr.	Robert A. Oden, Jr.

/s/ John F. Finn	/s/ Fergus Reid, III
John F. Finn	Fergus Reid, III

/s/ Matthew Goldstein	/s/ Frederick W. Ruebeck
Dr. Matthew Goldstein	Frederick W. Ruebeck

/s/ Robert J. Higgins	/s/ James J. Schonbachler
Robert J. Higgins	James J. Schonbachler

/s/ Peter C. Marshall	/s/ Leonard M. Spalding, Jr.
Peter C. Marshall	Leonard M. Spalding, Jr.

/s/ Marilyn McCoy
Marilyn McCoy

Dated: February 18, 2005

JP MORGAN TRUST I
JP MORGAN TRUST II
J.P. MORGAN SERIES TRUST II
J.P. MORGAN FLEMING SERIES TRUST
J.P. MORGAN MUTUAL FUND INVESTMENT TRUST
J.P. MORGAN MUTUAL FUND GROUP
J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.
UNDISCOVERED MANAGERS FUNDS
UM INVESTMENT TRUST
UM INVESTMENT TRUST II
ONE GROUP INVESTMENT TRUST

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned constitutes and appoints Robert L. Young, Patricia A. Maleski, Jessica K. Ditullio, Avery P. Maher, Stephen M. Benham, Nancy E. Fields, Elizabeth A. Davin, Alaina V. Metz, Christopher D. Walsh, Stephen M. Ungerman, Suzanne E. Cioffi, Thomas J. Smith and Janet E. Squitieri, and each of them, as his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact’s name, place and stead, to sign any and all registration statements or other filings made with the Securities and Exchange Commission or any state regulatory agency or authority applicable to the above named Trusts, and any amendments or supplements thereto, and withdrawals thereof, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person in his capacity as an officer of the Trust, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

/s/ STEPHANIE J. DORSEY Stephanie J. Dorsey

JPMORGAN TRUST I

JPMORGAN TRUST II

POWERS OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned constitutes and appoints Robert L. Young, Patricia A. Maleski, Stephanie J. Dorsey, Jessica K. Ditullio, Avery P. Maher, Stephen M. Benham, Nancy E. Fields, Elizabeth A. Davin, Alaina V. Metz, Christopher D. Walsh, Stephen M. Ungerman, Suzanne E. Cioffi, Thomas J. Smith and Janet E. Squitieri, and each of them, as his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact’s name, place and stead, to sign any and all registration statements or other filings made with the Securities and Exchange Commission or any state regulatory agency or authority applicable to the above named Trusts, and any amendments or supplements thereto, and withdrawals thereof, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person in his capacity as an officer of the Trust, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

/s/ GEORGE C.W. GATCH George C.W. Gatch